Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The details of income tax (benefit) expense are as follows:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Charged to operating expenses:
Current:
Federal	$785	$42,061	$(161,087)	$10,185
State	(50)	385	(988)	87
Deferred:
Federal	32,706	(38,717)	244,116	(1,275)
State	319	(1,248)	—	—
Total income tax expense	$33,760	$2,481	$82,041	$8,997

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Charged to operating expenses:
Current:
Federal	$653	$32,331	$(126,156)
State	—	385	(901)
Deferred:
Federal	76,369	(31,346)	194,701
State	1,095	(1,248)	—
Total income tax expense	$78,117	$122	$67,644

The following reconciliation compares pre-tax book income at the federal statutory rate of 35.0% to the actual income tax expense in the Statements of Income:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Income taxes at the statutory rate	$54,968	$11,477	$89,620	$7,613
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(13,871)	(5,870)
AFUDC excluded from taxable income	(22,861)	(9,970)	(5,326)	(1,771)
Capitalized interest	17,592	8,244	5,028	914
Utility plant differences	5,849	6,162	4,323	1,472
Tenaska gas contract	7,094	5,889	3,049	1,429
Transaction costs	—	—	201	5,544
Other - net	(5,572)	651	(983)	(334)
Total income tax expense	$33,760	$2,481	$82,041	$8,997
Effective tax rate	21.5%	7.6%	32.0%	41.4%

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Income taxes at the statutory rate	$98,783	$9,176	$79,414
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(19,741)
AFUDC excluded from taxable income	(22,861)	(9,970)	(7,097)
Capitalized interest	17,592	8,244	5,942
Utility plant differences	5,849	6,162	5,795
Tenaska gas contract	7,094	5,889	4,478
Other - net	(5,030)	593	(1,147)
Total income tax expense	$78,117	$122	$67,644
Effective tax rate	27.7%	0.5%	29.8%

The Company’s deferred tax liability at December 31, 2011 and 2010 is composed of amounts related to the following types of temporary differences:

Puget Energy	At December 31,
(Dollars in Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Fair value of debt instruments	90,535	92,661
Regulatory asset for income taxes	62,304	73,337
Pensions and other compensation	14,146	46,084
Storm damage	30,556	36,286
Other deferred tax liabilities	85,367	106,714
Subtotal deferred tax liabilities	1,483,704	1,454,939
Net operating loss carryforward	(165,088)	(168,463)
Fair value of derivative instruments	(96,374)	(116,320)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(81,194)	(65,018)
Subtotal deferred tax assets	(431,882)	(410,414)
Total	$1,051,822	$1,044,525

Puget Sound Energy	At December 31,
(Dollars In Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Regulatory asset for income taxes	61,344	73,337
Storm damage	30,556	36,286
Other deferred tax liabilities	81,928	85,206
Subtotal deferred tax liabilities	1,374,624	1,294,686
Fair value of derivative instruments	(92,502)	(85,394)
Production tax credit carryforward	(89,226)	(60,613)
Net operating loss carryforward	(50,281)	(105,140)
Pensions and other compensation	(63,234)	(31,312)
Other deferred tax assets	(75,946)	(57,925)
Subtotal deferred tax assets	(371,189)	(340,384)
Total	$1,003,435	$954,302

The above amounts have been classified in the Balance Sheets as follows:

Puget Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(101,934)	$(83,086)
Non-current deferred taxes	1,153,756	1,127,611
Total	$1,051,822	$1,044,525

Puget Sound Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(112,204)	$(80,215)
Non-current deferred taxes	1,115,639	1,034,517
Total	$1,003,435	$954,302

The Company calculates its deferred tax assets and liabilities under ASC 740, “Income Taxes” (ASC 740).  ASC 740 requires recording deferred tax balances, at the currently enacted tax rate, on assets and liabilities that are reported differently for income tax purposes than for financial reporting purposes.  The utilization of deferred tax assets requires sufficient taxable income in the future years.  ASC 740 requires a valuation allowance on deferred tax assets when it is more likely than not that the deferred tax asset will not be realized.  The Company’s PTC carryforwards expire from 2026 through 2031.  The Company’s net operating loss carryforwards expire from 2029 through 2030.
For ratemaking purposes, deferred taxes are not provided for certain temporary differences.  PSE has established a regulatory asset for income taxes recoverable through future rates related to those temporary differences for which no deferred taxes have been provided, based on prior and expected future ratemaking treatment.
The Company accounts for uncertain tax position under ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in the financial statements.  ASC 740 requires the use of a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return.  First, a tax position should only be recognized when it is more likely than not, based on technical merits, that the position will be sustained upon challenge by the taxing authorities and taken by management to the court of last resort.  Second, a tax position that meets the recognition threshold should be measured at the largest amount that has a greater than 50.0% likelihood of being sustained.
As of December 31, 2011 and 2010, the Company had no material unrecognized tax benefits.  As a result, no interest or penalties were accrued for unrecognized tax benefits during the year.
For ASC 740 purposes, the Company has open tax years from 2006 through 2011.  The Company is under audit by the IRS for tax years 2006 and 2009.  The Company classifies interest as interest expense and penalties as other expense in the financial statements.